CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2020	$ 11,725	$ 1,177	$ (5,826)	$ (1,350)	$ 8,381	$ (28)	$ 258	$ 10,290
Net income (loss)	597	602	602				5	(10)
Other comprehensive income (loss)	(611)	(193)		(44)	(131)	(18)	(5)	(413)
Capital contributions	38							38
Dividends declared	(290)							(290)
Other	(15)	(27)	(49)		23	(1)		12
Change in period	(281)	382	553	(44)	(108)	(19)	0	(663)
Ending balance at Jun. 30, 2021	11,444	1,559	(5,273)	(1,394)	8,273	(47)	258	9,627
Beginning balance at Mar. 31, 2021	10,738	814	(5,871)	(1,567)	8,268	(16)	241	9,683
Net income (loss)	659	611	611				2	46
Other comprehensive income (loss)	200	148		173	5	(30)	14	38
Capital contributions	11							11
Dividends declared	(154)							(154)
Other	(10)	(14)	(13)			(1)	1	3
Change in period	706	745	598	173	5	(31)	17	(56)
Ending balance at Jun. 30, 2021	11,444	1,559	(5,273)	(1,394)	8,273	(47)	258	9,627
Beginning balance at Dec. 31, 2021	14,225	3,667	(4,834)	(1,568)	10,125	(56)	261	10,297
Net income (loss)	255	70	70				5	180
Other comprehensive income (loss)	(27)	72		60	(1)	13	4	(103)
Capital contributions	196							196
Disposals (Note 2)	0	0	27		(27)
Dividends declared	(807)						(9)	(798)
Other	(14)	3	(1)	1	4	(1)		(17)
Change in period	(397)	145	96	61	(24)	12	0	(542)
Ending balance at Jun. 30, 2022	13,828	3,812	(4,738)	(1,507)	10,101	(44)	261	9,755
Beginning balance at Mar. 31, 2022	13,880	3,014	(5,808)	(1,250)	10,130	(58)	293	10,573
Net income (loss)	1,137	1,046	1,046				1	90
Other comprehensive income (loss)	(659)	(242)		(258)	1	15	(24)	(393)
Capital contributions	135							135
Disposals (Note 2)	0	0	27		(27)
Dividends declared	(642)						(9)	(633)
Other	(23)	(6)	(3)	1	(3)	(1)		(17)
Change in period	(52)	798	1,070	(257)	(29)	14	(32)	(818)
Ending balance at Jun. 30, 2022	$ 13,828	$ 3,812	$ (4,738)	$ (1,507)	$ 10,101	$ (44)	$ 261	$ 9,755